Fair Value Measurements (Details) - Schedule of Significant Inputs to the Model for the Fair Value		9 Months Ended
	Jan. 14, 2023 $ / shares	Sep. 30, 2023 $ / shares
Equity value [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity value	10.75	11.12
Strike Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strike Price (in Dollars per share)	$ 11.93	$ 12.8
Remaining Life (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining Life (years)	1 year 9 months 18 days	1 year 6 months 18 days
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free rate	4.70%	5.50%
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	52.90%	58.20%